Organization and Principal Activities - Summary of Operating Results for Variable Interest Entity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Total net revenues	$ 7,443	45,055	22,851	8,239
Total net loss	$ (1,932)	(11,695)	(7,565)	(19,048)